SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Expected life in years	5 years	5 years
Expected volatility	73.10%	73.10%
Expected dividend yield	0.00%	0.00%
Fair value common stock	$ 1.00	$ 1.00
Minimum [Member]
Risk-free interest rates	1.20%	1.20%
Maximum [Member]
Risk-free interest rates	2.42%	2.42%